Income Taxes (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Income Taxes
Deferred tax asset before valuation allowance expected to be recorded as a result of retroactive extension of the research credit		$ 800,000
Gross unrecognized tax benefits related to research and development credits		100,000
Extension period of research and development tax credit		2 years
Federal and state net operating losses related to excess tax deductions		100,000
Deferred tax assets :
Federal net operating loss carryforwards		23,634,000	5,622,000
Depreciation and amortization		5,428,000	2,599,000
State net operating loss carryforwards		3,644,000	864,000
Tax credit carryforwards		443,000	295,000
Stock-based compensation		357,000	29,000
Other		99,000	101,000
Total deferred tax assets		33,605,000	9,510,000
Less valuation allowance		(33,605,000)	(9,510,000)
Reconciliation of income tax expense (benefit) at the statutory federal income tax rate and income taxes as reflected in the financial statements
Federal income tax (benefit)/ expense at statutory rate (as a percent)	(34.00%)	(34.00%)	(34.00%)
State income tax benefit (as a percent)	(5.30%)	(5.40%)	(4.80%)
Permanent items (as a percent)	2.90%	0.40%	2.60%
Federal research and development credit (as a percent)	0.00%	0.00%	(1.80%)
Change in valuation allowance (as a percent)	36.40%	39.00%	38.00%
Effective income tax rate (as a percent)	0.00%	0.00%	0.00%
Federal
Income Taxes
Tax credits		$ 300,000